United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/08

Date of Reporting Period:  Fiscal year ended 3/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2008

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028		0.029		0.020	0.008	0.004
Net realized gain on investments	0.000	[1]	0.000	[1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.028		0.029		0.020	0.008	0.004
Less Distributions:
Distributions from net investment income	(0.028)		(0.029)		(0.020)	(0.008)	(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.028)		(0.029)		(0.020)	(0.008)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	2.81%		2.89%		2.04%	0.75%	0.39%

Ratios to Average Net Assets:
Net expenses	0.75%		0.76%		0.75%	0.75%	0.75%
Net investment income	2.76%		2.86%		2.03%	0.76%	0.39%
Expense waiver/reimbursement [3]	0.06%		0.06%		0.14%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,151,612		$2,670,031		$2,521,430	$2,511,672	$2,461,922

1 Represent less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.029		0.030		0.022	0.009	0.006
Net realized gain on investments	0.000	[1]	0.000	[1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.029		0.030		0.022	0.009	0.006
Less Distributions:
Distributions from net investment income	(0.029)		(0.030)		(0.022)	(0.009)	(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.029)		(0.030)		(0.022)	(0.009)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	2.96%		3.06%		2.21%	0.92%	0.56%

Ratios to Average Net Assets:
Net expenses	0.59%		0.59%		0.59%	0.59%	0.59%
Net investment income	2.86%		3.01%		2.21%	0.92%	0.55%
Expense waiver/reimbursement [3]	0.26%		0.26%		0.27%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$265,149		$222,721		$230,200	$220,681	$209,039

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,012.60	$3.72
Institutional Service Shares	$1,000	$1,013.40	$2.97
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.30	$3.74
Institutional Service Shares	$1,000	$1,022.05	$2.98

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Investment Shares	0.74%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At March 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.0%
Municipal Notes	18.0%
Commercial Paper	3.2%
Other Assets and Liabilities--Net [2]	1.8%
TOTAL	100.0%

At March 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.8%
8-30 Days	0.5%
31-90 Days	3.9%
91-180 Days	9.9%
181 Days or more	5.1%
Other Assets and Liabilities--Net [2]	1.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

March 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.2% [1]
		Alabama--2.6%
$80,450,000		Health Care Authority for Baptist Health, AL, (Series 2006A-2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.450%, 4/2/2008	$80,450,000
8,005,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/10/2008	8,005,000
		TOTAL	88,455,000
		Alaska--2.3%
13,810,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 2.270%, 4/3/2008	13,810,000
47,100,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 2.250%, 4/2/2008	47,100,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 2.030%, 4/2/2008	17,500,000
		TOTAL	78,410,000
		Arizona--1.0%
495,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.360%, 4/3/2008	495,000
3,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.260%, 4/3/2008	3,000,000
9,725,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 2.580%, 4/2/2008	9,725,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 2.250%, 4/3/2008	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 4/4/2008	6,000,000
2,780,000	[2,3]	Phoenix, AZ, P-Floats (Series EC-1118) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.230%, 4/3/2008	2,780,000
13,000,000	[2,3]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.250%, 4/3/2008	13,000,000
		TOTAL	36,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--6.9%
$30,000,000		Bay Area Toll Authority, CA, (2007 Series E-3) Weekly VRDNs (AMBAC INS)/(Calyon, Paris LIQ), 2.500%, 4/3/2008	$30,000,000
6,200,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 3.100%, 4/3/2008	6,200,000
32,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.750%, 4/3/2008	32,000,000
128,300,000		California State, 4.00% RANs, 6/30/2008	128,495,154
26,195,000	[2,3]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.180%, 4/3/2008	26,195,000
11,440,000	[2,3]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-33) Weekly VRDNs (California State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 2.510%, 4/3/2008	11,440,000
		TOTAL	234,330,154
		Colorado--1.1%
2,035,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.500%, 4/3/2008	2,035,000
470,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.500%, 4/3/2008	470,000
900,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 2.290%, 4/3/2008	900,000
10,000,000	[2,3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 2.400%, 4/2/2008	10,000,000
3,205,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 2.310%, 4/3/2008	3,205,000
21,515,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.240%, 4/3/2008	21,515,000
		TOTAL	38,125,000
		Connecticut--2.4%
500,000		Connecticut Development Authority, (Series 1999), 1.70% CP (New England Power Co.), Mandatory Tender 4/10/2008	500,000
3,000,000		Connecticut Development Authority, (Series 1999), 2.80% CP (New England Power Co.), Mandatory Tender 4/7/2008	3,000,000
77,215,000		Connecticut State HEFA, (Series J) Daily VRDNs (Quinnipiac University)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.850%, 4/1/2008	77,215,000
		TOTAL	80,715,000
		Delaware--0.2%
6,665,000		Wilmington, DE, 3.50% BANs, 7/14/2008	6,674,307
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		District of Columbia--1.9%
$24,550,000		District of Columbia HFA, SFM Revenue Bonds Draw down (Series 2005), 2.57% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	$24,550,000
10,770,000	[2,3]	District of Columbia Hospital Authority, (Series 2008-2411) Weekly VRDNs (Children's Hospital)/(Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.310%, 4/3/2008	10,770,000
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	8,330,000
5,000,000		District of Columbia, (Series 2000A) Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ), 2.200%, 4/2/2008	5,000,000
15,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	15,064,663
		TOTAL	63,714,663
		Florida--1.9%
5,000,000		Brevard County, FL School District, (Series 2007), 3.60% TANs, 6/30/2008	5,002,648
9,350,000	[2,3]	Cape Coral, FL Water & Sewer, (PT-3695) Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.340%, 4/3/2008	9,350,000
10,710,000	[2,3]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.390%, 4/3/2008	10,710,000
10,030,000	[2,3]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.390%, 4/3/2008	10,030,000
630,000	[2,3]	Florida State Board of Education, P-Floats (Series EC-1049) VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 4/3/2008	630,000
5,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.290%, 4/2/2008	5,500,000
75,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 1.300%, 4/1/2008	75,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 3.370%, 4/3/2008	3,800,000
20,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 1.300%, 4/1/2008	20,000,000
		TOTAL	65,097,648
		Georgia--3.0%
4,500,000	[2,3]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 2.200%, 4/2/2008	4,500,000
46,100,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007D) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.150%, 4/2/2008	46,100,000
3,855,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/ (Columbus Bank and Trust Co., GA LOC), 2.310%, 4/3/2008	3,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$2,570,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 2.310%, 4/3/2008	$2,570,000
22,975,000		Savannah, GA EDA, Indigo Pointe (Series 2008B) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.110%, 4/3/2008	22,975,000
10,000,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/ (SunTrust Bank LOC), 2.190%, 4/3/2008	10,000,000
13,000,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds) Weekly VRDNs (Republic Services, Inc.), 3.090%, 4/2/2008	13,000,000
		TOTAL	103,000,000
		Hawaii--1.1%
11,900,000	[2,3]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.210%, 4/3/2008	11,900,000
4,260,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.270%, 4/3/2008	4,260,000
4,275,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 4/3/2008	4,275,000
7,090,000	[2,3]	University of Hawaii, (PZ-128) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.750%, 4/3/2008	7,090,000
8,760,000	[2,3]	University of Hawaii, Solar Eclipse (Series 2007-0064) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 4/3/2008	8,760,000
		TOTAL	36,285,000
		Idaho--0.8%
17,875,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008E), 2.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/4/2008	17,879,627
10,000,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	10,012,926
		TOTAL	27,892,553
		Illinois--5.8%
5,410,000	[2,3]	Chicago, IL Board of Education, (Series 2008 FR/RI-F30W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 2.400%, 4/2/2008	5,410,000
14,910,000	[2,3]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 4/3/2008	14,910,000
4,025,000		Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.170%, 4/2/2008	4,025,000
48,600,000		Chicago, IL, Refunding (Series 2007E) Weekly VRDNs (MBIA Insurance Corp. INS)/(Fortis Bank SA/NV LIQ), 2.350%, 4/3/2008	48,600,000
5,000,000		Cook County, IL, Capital Improvement Bonds (Series 2004E) Weekly VRDNs (DePfa Bank PLC LIQ), 2.100%, 4/3/2008	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 2.430%, 4/2/2008	$1,000,000
23,770,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 4/2/2008	23,770,000
30,000,000		Illinois State Toll Highway Authority, (2008 Series A-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.100%, 4/3/2008	30,000,000
26,000,000		Illinois State Toll Highway Authority, (Series 2007A-1) Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 4/3/2008	26,000,000
16,000,000	[2,3]	Northern Illinois Municipal Power Agency, (Series 2007 FR/METR-M1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.000%, 4/2/2008	16,000,000
7,045,000	[2,3]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.240%, 4/3/2008	7,045,000
8,745,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.300%, 4/2/2008	8,745,000
5,335,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 1.300%, 4/1/2008	5,335,000
765,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 2.420%, 4/3/2008	765,000
		TOTAL	196,605,000
		Indiana--4.8%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.310%, 4/3/2008	8,850,000
9,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	9,032,608
715,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 2.250%, 4/3/2008	715,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC), 2.310%, 4/3/2008	9,500,000
1,350,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 2.250%, 4/3/2008	1,350,000
2,650,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 3.090%, 4/2/2008	2,650,000
10,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.210%, 4/3/2008	10,000,000
20,800,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.150%, 4/2/2008	20,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$11,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	$11,010,989
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 2.320%, 4/2/2008	3,100,000
3,250,000		Indiana State Finance Authority, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 2.300%, 4/2/2008	3,250,000
1,545,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.300%, 4/2/2008	1,545,000
24,200,000		Lafayette, IN Solid Waste Disposal, (Series 2006) Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 2.250%, 4/3/2008	24,200,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 2.580%, 4/2/2008	7,000,000
4,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 3.090%, 4/2/2008	4,000,000
20,350,000	[2,3]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 4/3/2008	20,350,000
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 1.350%, 4/1/2008	9,200,000
4,500,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 2.290%, 4/3/2008	4,500,000
12,015,000	[2,3]	Zionsville, IN Community Schools Building Corp., (PT-3854) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 2.230%, 4/3/2008	12,015,000
		TOTAL	163,068,597
		Iowa--3.0%
705,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 2.460%, 4/3/2008	705,000
60,870,000		Iowa Finance Authority, (Series 2005 B-3) Weekly VRDNs (Iowa Health System)/(AMBAC INS)/(Morgan Stanley Bank LIQ), 5.000%, 4/2/2008	60,870,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 2.280%, 4/3/2008	27,685,000
5,850,000	[2,3]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008Q), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	5,855,682
8,310,000		Iowa State, 4.00% TRANs, 6/30/2008	8,325,065
		TOTAL	103,440,747
		Kansas--0.2%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.300%, 4/3/2008	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--0.7%
$12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 2.260%, 4/3/2008	$12,000,000
3,040,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 2.460%, 4/3/2008	3,040,000
2,940,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 2.230%, 4/3/2008	2,940,000
4,500,000	[2,3]	Louisville & Jefferson County, KY Metropolitan Government, (PA-1416) Weekly VRDNs (Norton Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.210%, 4/3/2008	4,500,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 2.460%, 4/3/2008	100,000
		TOTAL	22,580,000
		Louisiana--1.2%
6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(Bank of America N.A. LIQ), 2.310%, 4/3/2008	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.440%, 4/3/2008	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 2.140%, 4/2/2008	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(LaSalle Bank, N.A. LOC), 2.260%, 4/3/2008	11,520,000
8,500,000		New Orleans, LA IDB, (Series 2007) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(Whitney National Bank LOC), 2.350%, 4/3/2008	8,500,000
		TOTAL	41,020,000
		Maine--0.4%
8,100,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 2.320%, 4/3/2008	8,100,000
1,980,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00% Bonds (AMBAC INS), 7/1/2008	1,980,945
3,900,000		Maine State, 3.25% BANs, 6/10/2008	3,904,949
		TOTAL	13,985,894
		Maryland--0.3%
4,050,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.380%, 4/1/2008	4,050,500
6,000,000	[2,3]	Maryland State Health & Higher Educational Facilities Authority, PUTTERs (Series 2601) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 4/3/2008	6,000,000
		TOTAL	10,050,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--6.3%
$6,000,000		Chatham, MA, 3.00% BANs, 7/25/2008	$6,009,384
10,000,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.130%, 4/3/2008	10,000,000
1,000,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.130%, 4/3/2008	1,000,000
8,505,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.300%, 4/2/2008	8,505,000
41,120,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 4/3/2008	41,120,000
18,035,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 4/3/2008	18,035,000
4,963,000		Massachusetts Development Finance Agency, (Series1), 1.23% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 4/8/2008	4,963,000
4,500,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/ (Comerica Bank LOC), 1.970%, 4/3/2008	4,500,000
6,390,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Bank of America N.A. LIQ), 3.950%, 4/2/2008	6,390,000
21,123,000		Massachusetts HEFA, (Series EE), 0.70% CP (Harvard University), Mandatory Tender 4/1/2008	21,123,000
10,140,000	[2,3]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.750%, 4/2/2008	10,140,000
30,300,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2) Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.500%, 4/1/2008	30,300,000
8,000,000		Massachusetts IFA, (Series 1992B), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2008	8,000,000
10,000,000		Massachusetts School Building Authority, (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	10,000,000
8,000,000		Massachusetts School Building Authority, (Series A), 2.20% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/7/2008	8,000,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 4/3/2008	2,200,000
5,065,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.750%, 4/2/2008	5,065,000
1,400,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 1.970%, 4/3/2008	1,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.300%, 4/2/2008	$5,000,000
7,600,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.250%, 4/2/2008	7,600,000
6,000,000	[2,3]	Massachusetts Water Resources Authority, (PT-4370) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.210%, 4/3/2008	6,000,000
		TOTAL	215,350,384
		Michigan--1.3%
8,420,000	[2,3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.260%, 4/3/2008	8,420,000
10,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	10,030,434
11,000,000	[2,3]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	11,010,253
15,400,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	15,479,954
		TOTAL	44,940,641
		Minnesota--2.0%
39,130,000	[2,3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 2.400%, 4/3/2008	39,130,000
30,520,000	[2,3]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 2.400%, 4/3/2008	30,520,000
520,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 2.460%, 4/3/2008	520,000
		TOTAL	70,170,000
		Mississippi--0.9%
9,000,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.260%, 4/3/2008	9,000,000
6,505,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Jackson Heart Realty LLC)/(First Tennessee Bank, N.A. LOC), 3.260%, 4/3/2008	6,505,000
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.260%, 4/3/2008	10,000,000
5,360,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 2.320%, 4/3/2008	5,360,000
		TOTAL	30,865,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Missouri--1.4%
$6,326,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 2.430%, 4/2/2008	$6,326,000
830,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.310%, 4/3/2008	830,000
16,020,000		Missouri State HEFA, (Series 1997) Daily VRDNs (Cox Health Systems)/ (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 4/1/2008	16,020,000
5,550,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas City LOC), 2.380%, 4/3/2008	5,550,000
19,800,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.240%, 4/3/2008	19,800,000
		TOTAL	48,526,000
		Multi State--2.9%
51,096,462	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.410%, 4/3/2008	51,096,462
4,730,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.050%, 4/3/2008	4,730,000
7,392,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate AMT)/(Series 2005-15) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 4/3/2008	7,392,000
7,815,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/ (Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 2.260%, 4/3/2008	7,815,000
8,615,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ, 2.510%, 4/3/2008	8,615,000
921,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2525P) Weekly VRDNs (GTD by Texas PSFG Program)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 4/3/2008	921,000
850,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2528P) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 4/3/2008	850,000
14,245,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.410%, 4/3/2008	14,245,000
1,925,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 4/3/2008	1,925,000
		TOTAL	97,589,462
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Nebraska--0.1%
$1,625,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 2.330%, 4/3/2008	$1,625,000
350,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.460%, 4/3/2008	350,000
280,000		Douglas County, NE, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 2.360%, 4/3/2008	280,000
765,000	[2,3]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.300%, 4/3/2008	765,000
		TOTAL	3,020,000
		Nevada--1.0%
16,300,000		Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 3.150%, 4/2/2008	16,300,000
17,205,000	[2,3]	Clark County, NV Airport System, ROCs (Series 10273) Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.270%, 4/3/2008	17,205,000
		TOTAL	33,505,000
		New Hampshire--0.5%
10,400,000		New Hampshire Health and Education Facilities Authority, (Series 2007B) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 1.450%, 4/1/2008	10,400,000
5,580,000	[2,3]	New Hampshire Higher Educational & Health Facilities Authority, (Series 2008-2409) Weekly VRDNs (Lake Region Hospital Association)/ (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.310%, 4/3/2008	5,580,000
620,000	[2,3]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.300%, 4/2/2008	620,000
		TOTAL	16,600,000
		New Jersey--5.6%
6,700,000		Brigantine, NJ, 4.00% BANs, 5/16/2008	6,702,220
5,000,000		Cresskill, NJ School District, 4.25% BANs, 9/5/2008	5,009,700
3,200,000		Haddon Heights, NJ School District, 4.125% GANs, 8/1/2008	3,203,339
4,119,195		Hopatcong, NJ, 4.00% BANs, 9/19/2008	4,126,066
1,416,100		Kinnelon, NJ, 4.00% BANs, 4/25/2008	1,416,341
8,874,000		Maple Shade Township, NJ School District, 4.125% BANs, 7/31/2008	8,884,061
2,975,000		Mount Laurel Township, NJ, (Series 2007A), 4.00% BANs, 4/25/2008	2,975,525
16,243,000		New Brunswick, NJ, 4.00% BANs, 7/27/2008	16,255,377
75,200,000		New Jersey State, (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	75,350,167
7,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	7,001,237
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$18,000,000		Parsippany-Troy Hills, NJ, 4.00% BANs, 7/11/2008	$18,014,345
5,000,000		Secaucus, NJ, 3.00% BANs, 1/16/2009	5,011,552
5,451,500		Somers Point, NJ, (Series 2007A), 4.00% BANs, 7/3/2008	5,454,698
5,000,000		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	5,005,020
16,485,000	[2,3]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.460%, 4/3/2008	16,485,000
11,915,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 2.290%, 4/3/2008	11,915,000
		TOTAL	192,809,648
		New Mexico--0.1%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.460%, 4/3/2008	2,000,000
		New York--1.3%
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 2.320%, 4/3/2008	5,590,000
8,295,000		Hudson, NY School District, 3.75% BANs, 6/30/2008	8,298,974
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008	10,000,000
2,095,000	[2,3]	New York City, NY, SPEARs (Series DB-522) Weekly VRDNs (Deutsche Bank AG LIQ), 2.380%, 4/3/2008	2,095,000
12,218,000	[2,3]	New York State Thruway Authority, Floater Certificates (Series 2006-2104) Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Morgan Stanley LIQs), 2.190%, 4/3/2008	12,218,000
7,500,000		Sewanhaka, NY Central High School District, 4.25% TANs, 6/30/2008	7,508,894
		TOTAL	45,710,868
		North Carolina--2.6%
3,258,000		Charlotte, NC Water & Sewer System, 3.70% CP (DePfa Bank PLC LIQ), Mandatory Tender 5/6/2008	3,258,000
2,582,000		Charlotte, NC, (Series 2005), 3.70% CP (KBC Bank N.V. LIQ), Mandatory Tender 5/8/2008	2,582,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.150%, 4/3/2008	1,500,000
2,655,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 2.130%, 4/3/2008	2,655,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 2.100%, 4/3/2008	$2,000,000
2,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.100%, 4/3/2008	2,220,000
1,320,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 2.280%, 4/3/2008	1,320,000
18,990,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 2.110%, 4/3/2008	18,990,000
4,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 2.280%, 4/3/2008	4,000,000
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.090%, 4/2/2008	7,000,000
1,237,000	[2,3]	North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1894) Weekly VRDNs (Duke University)/(Morgan Stanley LIQ), 2.160%, 4/3/2008	1,237,000
3,044,000	[2,3]	North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1923) Weekly VRDNs (Duke University)/(Morgan Stanley LIQ), 2.160%, 4/3/2008	3,044,000
5,585,000	[2,3]	North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.310%, 4/3/2008	5,585,000
3,955,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC), 2.150%, 4/3/2008	3,955,000
6,060,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 2.310%, 4/3/2008	6,060,000
1,935,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 2.250%, 4/2/2008	1,935,000
10,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 2.260%, 4/3/2008	10,000,000
2,500,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 1.830%, 4/2/2008	2,500,000
4,875,000	[2,3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase & Co. LIQ), 4.000%, 4/3/2008	4,875,000
5,000,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.100%, 4/3/2008	5,000,000
		TOTAL	89,716,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--4.4%
$35,575,000	[2,3]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.460%, 4/3/2008	$35,575,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 2.100%, 4/2/2008	8,000,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.350%, 4/3/2008	2,500,000
13,500,000	[2,3]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	13,508,909
20,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/ (Citizens Bank of Pennsylvania LOC), 2.320%, 4/3/2008	20,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 2.320%, 4/2/2008	13,565,000
3,810,000		Mayfield, OH, 4.25% BANs, 9/10/2008	3,818,112
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 4.750%, 4/3/2008	10,990,000
13,450,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	13,466,886
4,000,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	4,005,037
4,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.200%, 4/2/2008	4,000,000
6,600,000	[2,3]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (Morgan Stanley LIQ), 2.710%, 4/3/2008	6,600,000
15,525,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 2.260%, 4/3/2008	15,525,000
		TOTAL	151,553,944
		Oklahoma--0.5%
15,800,000		Oklahoma State Turnpike Authority, (Series 2006D) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.000%, 4/3/2008	15,800,000
		Oregon--0.8%
28,000,000		Oregon State, (2007 Series A), 4.50% TANs, 6/30/2008	28,058,063
		Pennsylvania--0.9%
7,795,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.270%, 4/3/2008	7,795,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 2.140%, 4/3/2008	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$3,535,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.240%, 4/3/2008	$3,535,000
18,840,000	[2,3]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-A), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/14/2008	18,857,040
1,315,000		Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First Tennessee Bank, N.A. LOC), 4.000%, 4/3/2008	1,315,000
		TOTAL	32,002,040
		Rhode Island--0.4%
5,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	5,002,026
5,200,000		Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 4/3/2008	5,200,000
4,200,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 4/3/2008	4,200,000
		TOTAL	14,402,026
		South Carolina--0.6%
8,235,000	[2,3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.260%, 4/3/2008	8,235,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.410%, 4/3/2008	2,300,000
4,255,000		South Carolina State Public Service Authority (Santee Cooper), 1.05% CP, Mandatory Tender 4/7/2008	4,255,000
4,995,000	[2,3]	South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 4/3/2008	4,995,000
		TOTAL	19,785,000
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.250%, 4/3/2008	1,000,000
		Tennessee--2.4%
2,400,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 2.310%, 4/3/2008	2,400,000
44,100,000		Loudon, TN IDB Solid Waste Disposal, (Series 2006) Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 2.250%, 4/3/2008	44,100,000
5,587,500	[2,3]	Memphis, TN, Floater Certificates (Series 2004-1018) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.750%, 4/3/2008	5,587,500
12,000,000		Memphis-Shelby County, TN Industrial Board, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 2.350%, 4/2/2008	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--continued
$15,000,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 4/3/2008	$15,000,000
1,520,000	[2,3]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.390%, 4/3/2008	1,520,000
		TOTAL	80,607,500
		Texas--14.7%
6,525,000	[2,3]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.300%, 4/2/2008	6,525,000
19,000,000		Board of Regents of The University of Texas, (Series 2008 B-1) Weekly VRDNs, 2.100%, 4/3/2008	19,000,000
24,100,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.300%, 4/2/2008	24,100,000
40,000,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.300%, 4/2/2008	40,000,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 2.320%, 4/3/2008	13,000,000
10,465,000	[2,3]	Comal, TX ISD, Solar Eclipse (Series 2007-48), 3.78% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/17/2008	10,465,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 2.625%, 4/30/2008	900,000
1,895,000	[2,3]	Dickinson, TX ISD, SPEARs (Series DB-541) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 2.270%, 4/3/2008	1,895,000
4,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 1.350%, 4/1/2008	4,800,000
8,610,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 1.350%, 4/1/2008	8,610,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 1.350%, 4/1/2008	10,000,000
9,570,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 1.350%, 4/1/2008	9,570,000
4,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 3.100%, 4/3/2008	4,000,000
4,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 1.350%, 4/1/2008	4,600,000
23,900,000		Harris County, TX HFDC, (Series 2006A) Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.070%, 4/3/2008	23,900,000
5,370,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 1.300%, 4/1/2008	5,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$16,625,000	[2,3]	Harris County, TX HFDC, ROCs (Series 10075) Weekly VRDNs (SCH Healthcare System)/(United States Treasury COL)/(Citibank NA, New York LIQ), 2.540%, 4/3/2008	$16,625,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 2.450%, 4/2/2008	955,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.240%, 4/3/2008	6,525,000
7,300,000		Houston, TX, (Series E), 0.70% CP, Mandatory Tender 4/1/2008	7,300,000
10,315,000	[2,3]	McKinney, TX ISD, Solar Eclipse (Series 2007-0071) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 4/3/2008	10,315,000
3,900,000	[2,3]	North Texas Municipal Water District, PUTTERs (Series 2488) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.410%, 4/3/2008	3,900,000
35,000,000	[2,3]	North Texas Tollway Authority, DFA Floating Certificates (Series 2008-06) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.510%, 4/3/2008	35,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 2.130%, 4/2/2008	19,900,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 4/3/2008	7,000,000
19,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (KBC Bank N.V. LIQ), 2.350%, 4/3/2008	19,500,000
49,990,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4249) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 4/3/2008	49,990,000
33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 4/3/2008	33,750,000
32,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Dexia Credit Local LIQ), 2.310%, 4/3/2008	32,500,000
7,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.310%, 4/3/2008	7,000,000
18,935,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.250%, 4/3/2008	18,935,000
4,695,000	[2,3]	Texas State Transportation Commission, MACON Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 2.240%, 4/3/2008	4,695,000
11,200,000	[2,3]	Texas State Transportation Commission, PUTTERs (Series 2615) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 4/3/2008	11,200,000
19,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	19,560,438
9,735,000	[2,3]	Tyler, TX Water & Sewer System, MuniTOPS (Series 2005-20) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.260%, 4/3/2008	9,735,000
		TOTAL	501,120,438
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Utah--0.9%
$10,000,000		Emery County, UT, PCRB (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.500%, 4/1/2008	$10,000,000
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 2.290%, 4/3/2008	12,500,000
7,430,000	[2,3]	Utah State Transit Authority, (PT-4320) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.240%, 4/3/2008	7,430,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.300%, 4/3/2008	2,600,000
		TOTAL	32,530,000
		Virginia--0.9%
3,665,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 2.190%, 4/2/2008	3,665,000
27,000,000		Hanover County, VA EDA, (Series 2005A) Weekly VRDNs (Bon Secours Health System)/ (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.150%, 4/2/2008	27,000,000
		TOTAL	30,665,000
		Washington--1.6%
6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 2.240%, 4/3/2008	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 2.150%, 4/3/2008	2,600,000
5,000,000	[2,3]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-96) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 4/3/2008	5,000,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 2.150%, 4/3/2008	24,000,000
9,745,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	9,745,000
5,565,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 2.150%, 4/3/2008	5,565,000
2,500,000	[2,3]	Washington State, PUTTERs (Series 2480) Weekly VRDNs (PNC Bank, N.A. LIQ), 2.290%, 4/3/2008	2,500,000
		TOTAL	56,405,000
		West Virginia--0.8%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 2.60% CP (Virginia Electric & Power Co.), Mandatory Tender 6/9/2008	10,500,000
16,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.15% CP (Virginia Electric & Power Co.), Mandatory Tender 4/7/2008	16,500,000
		TOTAL	27,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--1.7%
$18,795,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (MT-535) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.460%, 4/3/2008	$18,795,000
2,920,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.460%, 4/3/2008	2,920,000
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 2.410%, 4/3/2008	2,650,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 4/3/2008	20,000,000
14,000,000	[2,3]	West Allis, WI, (Series 2007 FR/RI-F7) Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 2.400%, 4/2/2008	14,000,000
		TOTAL	58,365,000
		TOTAL MUNICIPAL INVESTMENTS--98.2% (AT AMORTIZED COST) [4]	3,355,547,077
		OTHER ASSETS AND LIABILITIES-NET--1.8% [5]	61,214,565
		TOTAL NET ASSETS--100%	$3,416,761,642

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.0% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $1,248,028,311, which represented 36.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At March 31, 2008, these liquid restricted securities amounted to $1,248,028,311, which represented 36.5% of total net assets.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
96.5%	3.5%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax- Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2008

Assets:
Total investments in securities, at amortized cost		$3,355,547,077
Cash		468,497
Income receivable		21,609,477
Receivable for shares sold		50,892,903
TOTAL ASSETS		3,428,517,954
Liabilities:
Payable for investments purchased	$3,463,800
Payable for shares redeemed	5,748,597
Payable for Directors'/Trustees' fees	470
Income distribution payable	1,538,754
Payable for shareholder services fee (Note 5)	747,967
Accrued expenses	256,724
TOTAL LIABILITIES		11,756,312
Net assets for 3,415,665,173 shares outstanding		$3,416,761,642
Net Assets Consist of:
Paid-in capital		$3,415,616,023
Accumulated net realized gain on investments		1,140,571
Undistributed net investment income		5,048
TOTAL NET ASSETS		$3,416,761,642
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Investment Shares:
$3,151,612,207 ÷ 3,150,465,557 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$265,149,435 ÷ 265,199,616 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2008

Investment Income:
Interest			$105,541,357
Expenses:
Investment adviser fee (Note 5)		$15,079,494
Administrative personnel and services fee (Note 5)		2,374,843
Custodian fees		109,215
Transfer and dividend disbursing agent fees and expenses--Investment Shares		1,651,433
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		15,389
Directors'/Trustees' fees		27,267
Auditing fees		16,914
Legal fees		22,131
Portfolio accounting fees		174,612
Shareholder services fee--Investment Shares (Note 5)		4,154,697
Shareholder services fee--Institutional Service Shares (Note 5)		572,126
Account administration fee--Investment Shares		488
Account administration fee--Institutional Service Shares		75,695
Share registration costs		149,533
Printing and postage		159,394
Insurance premiums		13,036
Miscellaneous		7,914
TOTAL EXPENSES		24,604,181
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,806,490)
Waiver of administrative personnel and services fee (Note 5)	(76,728)
Reduction of custodian fees	(10,047)
Reimbursement of shareholder services fee--Investment Shares (Note 5)	(36,712)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(518,349)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(2,448,326)
Net expenses			22,155,855
Net investment income			83,385,502
Net realized gain on investments			1,357,773
Change in net assets resulting from operations			$84,743,275

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$83,385,502	$77,746,087
Net realized gain on investments	1,357,773	76,129
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,743,275	77,822,216
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(75,886,007)	(71,052,944)
Institutional Service Shares	(7,487,806)	(6,699,583)
Distributions from net realized gain on investments
Investment Shares	(200,720)	(50,960)
Institutional Service Shares	(18,485)	(4,861)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(83,593,018)	(77,808,348)
Share Transactions:
Proceeds from sale of shares	10,319,726,736	10,018,471,390
Net asset value of shares issued to shareholders in payment of distributions declared	78,630,583	71,331,141
Cost of shares redeemed	(9,875,497,943)	(9,948,694,552)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	522,859,376	141,107,979
Change in net assets	524,009,633	141,121,847
Net Assets:
Beginning of period	2,892,752,009	2,751,630,162
End of period (including undistributed (distributions in excess of) net investment income of $5,048 and $(6,641), respectively)	$3,416,761,642	$2,892,752,009

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on September 28, 2007. As of and during the year ended March 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2008	2007
Investment Shares:
Shares sold	9,328,446,741	8,720,033,306
Shares issued to shareholders in payment of distributions declared	76,056,283	69,728,206
Shares redeemed	(8,924,047,761)	(8,641,171,744)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	480,455,263	148,589,768

Year Ended March 31	2008	2007
Institutional Service Shares:
Shares sold	991,279,995	1,298,438,084
Shares issued to shareholders in payment of distributions declared	2,574,300	1,602,935
Shares redeemed	(951,450,182)	(1,307,522,808)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	42,404,113	(7,481,789)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	522,859,376	141,107,979

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income [1]	$ 63,571	$ --
Tax-exempt income	$83,370,528	$77,752,527
Long-term capital gains	$ 158,919	$ 55,821

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$5,048
Undistributed ordinary income	$125,536
Undistributed long-term capital gains	$1,015,035

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2008, the Adviser voluntarily waived $1,806,490 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $76,728 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2008, FSSC voluntarily reimbursed $555,061 of shareholder services fees. For the year ended March 31, 2008, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $4,655 of Service Fees for the year ended March 31, 2008.

Interfund Transactions

During the year ended March 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,649,144,452 and $2,746,744,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2008, there were no outstanding loans. During the year ended March 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2008, there were no outstanding loans. During the year ended March 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2008, the amount of long-term capital gains designated by the Fund was $158,919.

For the year ended March 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (one of the portfolios comprising Money Market Obligations Trust) (the "Trust"), including the portfolio of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 20, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson birth Date: February 4, 1938 TRUSTEE began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; general Counsel, Colorado Association of Housing Building; Chairman and CEO, Nicholson Enterprises Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

TAX-FREE INSTRUMENTS TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided to the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8042604 (5/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $719,200

Fiscal year ended 2007 - $718,485

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,642 and $1,769 respectively.  Fiscal year ended 2008- Fees for review of N-14 merger documents. Fiscal year ended 2007- Fees for review of N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,858 and $0 respectively.  Fiscal year ended 2008- Discussions related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $198,263

Fiscal year ended 2007 - $198,801

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 23, 2008